NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Notes payable
Outstanding	$ 4,176,000,000	$ 4,300,000,000
Subsidiaries
Notes payable
Unused Capacity	800,000,000	800,000,000
Revolving credit facility
Notes payable
Cost to maintain	21,000,000	11,000,000	$ 12,000,000
Notes payable
Notes payable
Denominated value	656,000,000	1,353,000,000			$ 1,709,000,000			$ 2,068,000,000
Revolving and demand credit facility
Notes payable
Total Facilities	12,400,000,000	12,600,000,000				$ 2,000,000,000.0
TCPL | Revolving credit facility | Maturing December 2024
Notes payable
Total Facilities	3,000,000,000.0	3,000,000,000.0
Unused Capacity	2,300,000,000
TCPL | Notes payable
Notes payable
Outstanding	$ 2,836,000,000	$ 4,034,000,000
Weighted average interest rate per annum	0.40%	2.10%		0.40%	0.40%		2.10%	2.10%
USA | Notes payable
Notes payable
Outstanding	$ 1,149,000,000	$ 0			$ 900,000,000			$ 0
Weighted average interest rate per annum	0.40%	0.00%		0.40%	0.40%		0.00%	0.00%
Mexico subsidiary | Revolving credit facility
Notes payable
Total Facilities				$ 5,000,000,000.0			$ 5,000,000,000.0
Unused Capacity				$ 2,000,000,000.0
Mexico subsidiary | Notes payable
Notes payable
Outstanding	$ 191,000,000	$ 266,000,000			$ 150,000,000			$ 205,000,000
Weighted average interest rate per annum	1.70%	2.70%		1.70%	1.70%		2.70%	2.70%
TCPL/TCPL USA/Columbia/TransCanada American Investments Ltd. | Revolving credit facility | Maturing December 2021
Notes payable
Total Facilities					$ 4,500,000,000			$ 4,500,000,000
Unused Capacity					1,900,000,000
TCPL/TCPL USA/Columbia/TransCanada American Investments Ltd. | Revolving credit facility | Maturing December 2022
Notes payable
Total Facilities					1,000,000,000.0			$ 1,000,000,000.0
Unused Capacity					$ 1,000,000,000.0
TCPL/TCPL USA | Revolving credit facility
Notes payable
Total Facilities	$ 2,100,000,000	$ 2,100,000,000
Unused Capacity	$ 1,100,000,000